Condensed Consolidated Interim Statement of Changes in Equity Statement (Unaudited) - EUR (€) € in Millions	Total	Total	Share capital	Share premium	Merger reserves	Other reserves	Retained earnings	Non-controlling interest
Equity beginning balance at Dec. 31, 2019	€ 6,156	€ 6,156	€ 5	€ 178	€ 287	€ (449)	€ 6,135
Profit after taxes	126	126					126
Other comprehensive expense	(324)	(324)				(198)	(126)
Comprehensive income for the period	(198)	(198)				(198)	0
Issue of shares during the period	6	6		6
Share-based payment tax effects	(3)	(3)					(3)
Own shares purchased under share buyback programme	(129)	(129)					(129)
Equity ending balance at Jun. 26, 2020	5,832	5,832	5	184	287	(647)	6,003
Equity beginning balance at Dec. 31, 2020	6,025	6,025	5	192	287	(537)	6,078
Profit after taxes	246	244					244	€ 2
Other comprehensive expense	363	360				235	125	3
Comprehensive income for the period	609	604				235	369	5
Non-controlling interests recognised relating to business combination	220							220
Cash flow hedge gains transferred to goodwill relating to business combination	(84)	(84)				(84)
Issue of shares during the period	18	18		18
Equity-settled share-based payment expense	4	4					4
Share-based payment tax effects	3	3					3
Equity ending balance at Jul. 02, 2021	€ 6,795	€ 6,570	€ 5	€ 210	€ 287	€ (386)	€ 6,454	€ 225